Related Party Transactions - Summary of Related Party Costs (Parenthetical) (Detail) - Class T Common stock	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Monthly stockholder servicing fee accrual description	accrued daily in an amount equal to 1/365th of 1% of the purchase price per share	accrued daily in an amount equal to 1/365th of 1% of the purchase price per share	accrues daily in an amount equal to 1/365th of 1% of the purchase price per share
Dealer Manager
Related Party Transaction [Line Items]
Monthly stockholder servicing fee accrual description		accrues daily in an amount equal to 1/365th of 1% of the purchase price per share	accrues daily in an amount equal to 1/365th of 1% of the purchase price per share